Amount Due from Associate (Details) - Schedule of amount due from associate - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Amount Due From Associate Abstract
Amount due from associate		$ 7,208,700
Total		$ 7,208,700